Net Income (Loss) Per Share	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
17 - Net Income (Loss) Per Share
The following table presents a reconciliation of basic and diluted earnings per share computations for the periods presented:

	Fiscal Year Ended March 31,
(in millions, except per share amounts)	2026	2025	2024
Numerator:
Income (loss) attributable to ordinary shareholders — basic and diluted
Net income (loss)	$904	$792	$306
Denominator:
Weighted average ordinary shares used to calculate income (loss) per share — basic (1)	1,061	1,050	1,027
Equity-classified share-based awards	7	13	17
Weighted average ordinary shares used to calculate income (loss) per share — diluted	1,068	1,063	1,044
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic	$0.85	$0.75	$0.30
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted	$0.85	$0.75	$0.29
Securities excluded from diluted net income (loss) per ordinary share because their effect would have been anti-dilutive:
Restricted share units	2	—	—
Employee Stock Purchase Plan	1	—	—
Total	3	—	—
(1)    For the fiscal year ended March 31, 2025, includes weighted average ordinary shares for vested securities without restrictions that were not issued and outstanding as of the end of the reporting period.